COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES

15.	COMMITMENTS AND CONTINGENCIES

The Company has operating leases on four facilities; head office located in Toronto, Canada, design and testing operations located in Allentown, Pennsylvania (formerly in San Jose, California) and operating facilities located in Singapore and China. The Company’s design and testing operations terminated a lease on January 31, 2020. A new lease was initiated on April 1, 2020 and expires on March 31, 2025. The lease on the Company’s operating facilities in Singapore was initiated on November 1, 2019 and expires April 30, 2022. The lease on the Company’s operating facilities in China was initiated in November 19, 2020 and expires on November 18, 2023. As at December 31, 2021, the Company’s head office was on a month to month lease term.

POET TECHNOLOGIES INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in US Dollars)

15.	COMMITMENTS AND CONTINGENCIES (Continued)

Remaining annual lease payments to the lease expiration dates are as follows:

2022	$182,787
2023 and beyond	258,274
$441,061